Related Parties - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Aggregate compensation of executive officers	$ 39,583	$ 38,060	$ 35,906
Accrued or paid key management personnel compensation	$ 8,213	8,213	$ 7,648
Salary advances, maximum salary, term (in months)	4 months
Salary advances outstanding	$ 1,056	$ 652
Subsequent event
Disclosure of transactions between related parties [line items]
Salary advances outstanding				$ 1,037
Bottom of range
Disclosure of transactions between related parties [line items]
Salary deductions, installments period (in years)	1 year
Top of range
Disclosure of transactions between related parties [line items]
Salary deductions, installments period (in years)	2 years